CONDENSED BALANCE SHEETS (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 13,430	$ 5,586
Total assets	13,430	5,586
Current liabilities:
Accounts payable and accrued expenses	37,962	9,076
Accrued interest on revolving credit promissory note	8,253	3,930
Total current liabilities	46,215	13,006
Revolving credit promissory note from related party	68,500	37,500
Commitments and contingencies
Stockholders' deficiency:
Preferred stock, $.01 par value. Authorized 5,000,000 shares; no shares issued and outstanding
Common stock, $.01 par value. Authorized 25,000,000 shares; 3,270,000 shares issued and outstanding	32,700	32,700
Additional paid-in capital	8,223,444	8,223,444
Accumulated deficit	(8,357,429)	(8,301,064)
Accumulated other comprehensive income
Total stockholders' deficiency	(101,285)	(44,920)
Total liabilities and stockholders' deficiency	$ 13,430	$ 5,586